Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Prudential Short-Term Corporate Bond Fund, Inc.
Prospectus Date	rr_ProspectusDate	Feb. 28, 2023
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2023